RELATED PARTY TRANSACTIONS (Details)	1 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Oct. 31, 2019 USD ($)	May 24, 2019 USD ($)
RELATED PARTY TRANSACTIONS
Issuance of Founder Shares to Sponsor (in shares) | shares	7,187,500
Issuance of Founder Shares to Sponsor | $	$ 25,000	$ 25,000
Conversion of stock, ratio	1
Number of shares subject to forfeiture | shares			937,500
Number of founder Shares forfeited | shares			312,500
Number of founder Shares no longer subject to forfeiture | shares			625,000
Term for restriction from transfer, assign or sell Shares after the completion of a Business Combination			180 days
Maximum borrowing under the note to cover expenses related to the Initial Public Offering | $					$ 300,000
Outstanding borrowings under the Promissory Note | $				$ 231,366
Working capital loans that may be convertible into warrants | $			$ 1,500,000
Price per unit | $ / shares			$ 1.50